Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Company's beverage concessionaire advertising costs	$ 9,819	$ 11,489	$ 11,958